MERGER AGREEMENT AND MERGER ANNOUNCEMENT, FINTECH ACQUISITION CORP. II, MERGER AGREEMENT (FY) (Details) - USD ($)	Jul. 26, 2018	Dec. 19, 2017
Merger Agreement [Abstract]
Consideration paid in cash	$ 102,000,000	$ 92,000,000
Consideration held in escrow	$ 2,000,000	2,000,000
Consideration paid in equity		161,000,000
Minimum [Member]
Merger Agreement [Abstract]
Cash held in trust account		$ 125,000,000